SEGMENT REPORTING - Schedule of Breakdown By Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total revenue	$ 11,635	$ 14,103	$ 6,912
United States
Segment Reporting Information [Line Items]
Total revenue	10,366	10,436	5,545
Canada
Segment Reporting Information [Line Items]
Total revenue	552	2,607	653
Bermuda
Segment Reporting Information [Line Items]
Total revenue	414	249	422
Other
Segment Reporting Information [Line Items]
Total revenue	$ 303	$ 811	$ 292